Litigation, investigations and reviews (Details) € in Millions, SFr in Millions, $ in Millions, $ in Millions								1 Months Ended									3 Months Ended		6 Months Ended				12 Months Ended
	Jul. 20, 2018	May 10, 2018 USD ($)	Mar. 06, 2018 USD ($)	Mar. 06, 2018 GBP (£)	Dec. 15, 2017 USD ($)	Feb. 03, 2017 USD ($)	Jan. 05, 2017 GBP (£)	Nov. 30, 2017 item	Oct. 31, 2017 item	Dec. 31, 2016 SGD ($) action	Dec. 31, 2016 GBP (£) action	Oct. 31, 2016 GBP (£)	Dec. 31, 2015 USD ($) item	Nov. 30, 2014 item	Oct. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2018 GBP (£)	Mar. 31, 2018 GBP (£)	Jun. 30, 2018 CHF (SFr) item complaint action lawsuit	Jun. 30, 2018 EUR (€) item complaint action lawsuit	Jun. 30, 2018 USD ($) item complaint action lawsuit	Jun. 30, 2018 GBP (£) item complaint action lawsuit	Dec. 31, 2015 USD ($) company	Dec. 31, 2012 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Dec. 31, 2017 USD ($)	Oct. 26, 2017 GBP (£)	Jul. 10, 2017 item	Dec. 31, 2016 USD ($)
Litigation, investigations and reviews
Provisions utilised | £																	£ 1,255,000,000	£ 509,000,000
UK 2008 rights issue shareholder litigation
Number of UK based financial institutions and certain US banks involved in money laundering | item																			16	16	16	16
Additional Provisions | £																	1,202,000,000	133,000,000
Payment protection insurance
Litigation, investigations and reviews
Provisions utilised | £																	£ 156,000,000	£ 152,000,000				£ 4,400,000,000
UK 2008 rights issue shareholder litigation
Total aggregate provisions | £																										£ 5,100,000,000
RMBS and other securitised products investigations
Litigation, investigations and reviews
Consumer relief credits			$ 400.0
Provisions utilised			130.0
UK 2008 rights issue shareholder litigation
Settlement amount paid | £				£ 20,000,000
Investment advice review
UK 2008 rights issue shareholder litigation
Total aggregate provisions																									$ 204.0
Other provisions utilised																					$ 116.0
Packaged accounts
UK 2008 rights issue shareholder litigation
Total aggregate provisions																									444.0
Treatment of tracker mortgage customers
Litigation, investigations and reviews
Provisions utilised																				€ 149		132,000,000
UK 2008 rights issue shareholder litigation
Total aggregate provisions																				297						£ 263,000,000
Internal review from treatment of tracker mortgage customers
Litigation, investigations and reviews
Provisions utilised																				9		8,000,000
UK 2008 rights issue shareholder litigation
Additional Provisions																				€ 114		101,000,000
State of Connecticut | RMBS and other securitised products investigations
UK 2008 rights issue shareholder litigation
Settlement amount paid			$ 100.0
District of Connecticut | RMBS and other securitised products investigations
UK 2008 rights issue shareholder litigation
Reimbursement to customers | £																												£ 9,100,000
DoJ | RMBS and other securitised products investigations
Litigation, investigations and reviews
Final settlement amount		$ 4,900.0
UK 2008 rights issue shareholder litigation
Total aggregate provisions																									1,440.0		$ 3,460.0
UK 2008 rights issue shareholder litigation
Litigation, investigations and reviews
Final settlement amount | £																						£ 900,000,000
Residential mortgage-backed securities (RMBS) litigation in the US | District of Connecticut
UK 2008 rights issue shareholder litigation
Number of former traders entered guilty | item													2
Number of securities fraud committed | item													1
Residential mortgage-backed securities (RMBS) litigation in the US, entity acted as sponsor or underwriter | District of Connecticut
UK 2008 rights issue shareholder litigation
Penalty payable | £																												£ 35,000,000
Residential mortgage-backed securities (RMBS) litigation in the US, issued by Nomura Holding America Inc and subsidiaries
UK 2008 rights issue shareholder litigation
Settlement amount paid																					$ 55.3
Legal Proceedings Federal Home Loan Banks and Other
UK 2008 rights issue shareholder litigation
Maximum RMBS issued																									1.0
London Interbank Offered Rate (LIBOR)
UK 2008 rights issue shareholder litigation
Number of failed US banks | item																													39
Number of non-class action | £											£ 24
Number of non-class actions pending | action										6	6
JPY LIBOR and Euroyen TIBOR
UK 2008 rights issue shareholder litigation
Number of class actions | action																			2	2	2	2
ISDAFIX antitrust litigation
Litigation, investigations and reviews
Final settlement amount																							$ 50.0
UK 2008 rights issue shareholder litigation
Penalty paid						$ 85.0
FX antitrust litigation
UK 2008 rights issue shareholder litigation
Settlement amount paid					$ 255.0
Swaps antitrust litigation
UK 2008 rights issue shareholder litigation
Number of swap execution facilities | complaint																			3	3	3	3
Madoff
Litigation, investigations and reviews
Damages claimed															$ 21.8	$ 75.8
The Financial Services Compensation Scheme
Maximum contingent liability																$ 162.1
UK 2008 rights issue shareholder litigation
Number of class actions | action																			2	2	2	2
Property Alliance Group claim
Litigation, investigations and reviews
Damages claimed | £												£ 34,800,000										£ 446,700,000
SMEs
UK 2008 rights issue shareholder litigation
Notice period for closure of complaints	3 months
Maximum credit exposure																									20.0
SMEs | FCA
Litigation, investigations and reviews
Provisions utilised																					$ 216.0
UK 2008 rights issue shareholder litigation
Total aggregate provisions																									$ 400.0					$ 400.0
Coutts & Co Ltd
UK 2008 rights issue shareholder litigation
Penalty paid										$ 2.4			$ 78.5
NPA term													4 years
Disgorge Profits | SFr																			SFr 6.5
Tax dispute
Litigation, investigations and reviews
Damages claimed | £																						£ 80,000,000
UK 2008 rights issue shareholder litigation
Value-added-tax | £																								£ 86,000,000
Number of claimants | company																							10
NatWest
UK 2008 rights issue shareholder litigation
Number of terrorist attacks claims dismissed | item									2
Number of terrorist attacks claimed | item									18
Number of terrorist attacks in Iraq between 2003 and 2011 | item								55						90
NatWest | DoJ
UK 2008 rights issue shareholder litigation
Penalty paid | £							£ 395,000,000
Number of years probation							3 years
NatWest | France local authorities
UK 2008 rights issue shareholder litigation
Number of complaints filed | lawsuit																			5	5	5	5
Number of claims dismissed | lawsuit																			4	4	4	4